Offerings - Offering: 1	Sep. 03, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	1.0655
Maximum Aggregate Offering Price	$ 1,065,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 147.15
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of common stock, par value $0.0001 per share (the “Common Stock”) of Tigo Energy, Inc. (the “Company” or the “Registrant”) that may become issuable under the terms of the Company’s Employee Stock Purchase Plan (the “ESPP”) by reason of any share split, share dividend, recapitalization or other similar transaction effected without the Company’s receipt of consideration which results in an increase in the number of the outstanding shares of Common Stock.

The proposed maximum offering price per unit is estimated in accordance with Rule 457(c) and (h) of the Securities Act solely for the purpose of calculating the Registrant's registration fee on the basis of $1.0655 per share, which is the average of the high and low prices of common stock, as reported on the Nasdaq Stock Market LLC, on September 1, 2026.